--------------------------------------------------------------------------------

                      DFA Investment Dimensions Group Inc.
                      The Emerging Markets Value Portfolio
                                      and
                     Dimensional Emerging Markets Fund Inc.

                                  Semi-Annual
                                     Report

                         Six Months Ended May 31, 1998
                                  (Unaudited)

                 ---------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      THE EMERGING MARKETS VALUE PORTFOLIO
                                      AND
                     DIMENSIONAL EMERGING MARKETS FUND INC.

                               SEMI-ANNUAL REPORT
                                  (UNAUDITED)

                               TABLE OF CONTENTS

                                                                           PAGE
                                                                          ------
DFA INVESTMENT DIMENSIONS GROUP INC. -- THE EMERGING MARKETS VALUE
 PORTFOLIO
    Statement of Assets and Liabilities.................................       1
    Statement of Operations.............................................       2
    Statement of Changes in Net Assets..................................       3
    Financial Highlights................................................       4
    Notes to Financial Statements.......................................     5-6

DIMENSIONAL EMERGING MARKETS FUND INC.
    Schedule of Investments.............................................    7-14
    Statement of Assets and Liabilities.................................      15
    Statement of Operations.............................................      16
    Statements of Changes in Net Assets.................................      17
    Financial Highlights................................................      18
    Notes to Financial Statements.......................................   19-20

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      THE EMERGING MARKETS VALUE PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 1998
                                  (UNAUDITED)
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investment in the Dimensional Emerging Markets
  Fund Inc. (105,660 Shares, Cost $1,735++)................................................  $   1,592
Receivable for Fund Share Sold.............................................................         35
Prepaid Expenses and Other Assets..........................................................         23
                                                                                             ---------
    Total Assets...........................................................................      1,650
                                                                                             ---------

LIABILITIES:
Payable for Investment Securities Purchased................................................         35
Accrued Expenses and Other Liabilities.....................................................         11
                                                                                             ---------
    Total Liabilities......................................................................         46
                                                                                             ---------

NET ASSETS.................................................................................  $   1,604
                                                                                             ---------
                                                                                             ---------

SHARES OUTSTANDING, $.01 PAR VALUE
  (Authorized 100,000,000).................................................................    188,893
                                                                                             ---------
                                                                                             ---------

NET ASSET VALUE............................................................................  $    8.49
                                                                                             ---------
                                                                                             ---------

PUBLIC OFFERING PRICE PER SHARE............................................................  $    8.53
                                                                                             ---------
                                                                                             ---------

NET ASSETS CONSIST OF:
Paid-In Capital............................................................................  $   1,755
Undistributed Net Investment Loss..........................................................         (5)
Undistributed Net Realized Loss............................................................         (3)
Unrealized Depreciation of Investment Securities...........................................       (143)
                                                                                             ---------
    Total Net Assets.......................................................................  $   1,604
                                                                                             ---------
                                                                                             ---------

++ Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                      THE EMERGING MARKETS VALUE PORTFOLIO
                            STATEMENT OF OPERATIONS
                          FOR THE PERIOD APRIL 2, 1998
                          (COMMENCEMENT OF OPERATIONS)
                                TO MAY 31, 1998
                                  (UNAUDITED)
                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
  Income Distributions Received from Dimensional Emerging Markets Fund Inc....................         --
                                                                                                ---------
EXPENSES
  Accounting & Transfer Agent Fees............................................................  $       3
  Administrative Fee..........................................................................         --
  Legal Fees..................................................................................         --
  Audit Fees..................................................................................         --
  Filing Fees.................................................................................          1
  Shareholders' Reports.......................................................................          1
  Directors' Fees and Expenses................................................................         --
  Organizational Fees.........................................................................         --
  Other Expenses..............................................................................         --
                                                                                                ---------
        Total Expenses........................................................................          5
                                                                                                ---------
  NET INVESTMENT LOSS.........................................................................         (5)
                                                                                                ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net Realized Loss on Investment Securities..................................................         (3)
  Change in Unrealized Appreciation (Depreciation) of Investment Securities...................       (143)
                                                                                                ---------
  NET LOSS ON INVESTMENT SECURITIES...........................................................       (146)
                                                                                                ---------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS..........................................  $    (151)
                                                                                                ---------
                                                                                                ---------

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      THE EMERGING MARKETS VALUE PORTFOLIO

                       STATEMENT OF CHANGES IN NET ASSETS

                          FOR THE PERIOD APRIL 2, 1998
                          (COMMENCEMENT OF OPERATIONS)

                                TO MAY 31, 1998
                                  (UNAUDITED)
                             (AMOUNTS IN THOUSANDS)

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Loss...................  $      (5)
  Net Realized Loss on Investment
    Securities..........................         (3)
  Change in Unrealized Appreciation
    (Depreciation) of Investment
    Securities..........................       (143)
                                          ---------
      Net Decrease in Net Assets
       Resulting from Operations........       (151)
                                          ---------
Distributions From:
  Net Investment Income.................         --
  Net Realized Gains....................         --
                                          ---------
      Total Distributions...............         --
                                          ---------
Capital Share Transactions (1):
  Shares Issued.........................      1,755
  Shares Issued in Lieu of Cash
    Distributions.......................         --
  Shares Redeemed.......................         --
                                          ---------
      Net Increase From Capital Share
       Transactions.....................      1,755
                                          ---------

      Total Increase....................      1,604

NET ASSETS
  Beginning of Period...................         --
                                          ---------
  End of Period.........................  $   1,604
                                          ---------
                                          ---------

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued........................        189
   Shares Issued in Lieu of Cash
     Distributions......................         --
   Shares Redeemed......................         --
                                          ---------
                                                189
                                          ---------
                                          ---------

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      THE EMERGING MARKETS VALUE PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                          FOR THE PERIOD APRIL 2, 1998
                          (COMMENCEMENT OF OPERATIONS)

                                TO MAY 31, 1998
                                  (UNAUDITED)
                (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

Net Asset Value, Beginning of Period........................................................  $   10.00
                                                                                              ---------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Loss.......................................................................      (0.03)
  Net Gains (Losses) on Securities (Realized and Unrealized)................................      (1.48)
                                                                                              ---------
    Total from Investment Operations........................................................      (1.51)
                                                                                              ---------
LESS DISTRIBUTIONS
  Net Investment Income.....................................................................         --
  Net Realized Gains........................................................................         --
                                                                                              ---------
    Total Distributions.....................................................................         --
                                                                                              ---------
Net Asset Value, End of Period..............................................................  $    8.49
                                                                                              ---------
                                                                                              ---------
Total Return................................................................................     (15.10)%#

Net Assets, End of Period (thousands).......................................................  $   1,604
  Ratio of Expenses to Average Net Assets (1)...............................................       5.21%*(a)
  Ratio of Net Investment Income to Average Net Assets......................................      (4.55)%*(a)
  Portfolio Turnover Rate...................................................................        N/A
  Average Commission Rate...................................................................        N/A
  Portfolio Turnover Rate of Master Fund Series.............................................      40.38%*(b)
  Average Commission Rate of Master Fund Series.............................................  $  0.0013(b)

--------------

*   Annualized

#   Non-Annualized

(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund.

(a) Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

(b)  Calculated for the six months ended May 31, 1998.

N/A Refer to the respective Master Fund.

                See accompanying Notes to Financial Statements.

                    THE DFA INVESTMENT DIMENSIONS GROUP INC.
                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    DFA Investment Dimensions Group Inc. (the "Group") is an open-end management investment company whose shares are offered, without a sales charge, generally to institutional investors and clients of registered investment advisors. The Group offers thirty portfolios, one of which, the Emerging Markets Value Portfolio (the "Portfolio") is included in this report. Of the remaining twenty-nine portfolios, twenty-eight are presented within two separate reports and the remaining portfolio has not yet commenced operations.

    The Portfolio invests all of its assets in the Dimensional Emerging Markets Fund Inc. (the "Fund"). At May 31, 1998, the Portfolio owned 1% of the outstanding shares of the Fund. The financial statements of the Fund are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Group in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: The shares of the Fund held by the Portfolio are valued at its respective daily net asset value.

    2. FEDERAL INCOME TAXES: It is the Portfolio's intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal taxes is required in the financial statements.

    3. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio or to the Fund are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Fund. For the period ended May 31, 1998, the Portfolio's administrative fees were computed daily and paid monthly to the Advisor based on an effective annual rate of 0.40% of 1% of average daily net assets.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

D. INVESTMENT TRANSACTIONS:

    At May 31, 1998, gross unrealized appreciation and depreciation for financial reporting and federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation.............................         --
Gross Unrealized Depreciation.............................  $    (143)
                                                            ---------
Net.......................................................  $    (143)
                                                            ---------
                                                            ---------

E. LINE OF CREDIT:

    The Group, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit by the Portfolio during the period ended May 31, 1998.

F. REIMBURSEMENT FEE:

    Shares of the Portfolio are sold at a public offering price which is equal to the Portfolio's current net asset value plus a reimbursement fee of 0.50% of such net asset value. Reimbursement fees are recorded as an addition to paid in capital.

                     DIMENSIONAL EMERGING MARKETS FUND INC.

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 1998
                                  (UNAUDITED)

                                                               SHARES        VALUE+
                                                         ------------  ------------
ISRAEL -- (11.5%)
COMMON STOCKS -- (11.5%)
  *Africa-Israel Investments, Ltd......................         3,000  $    189,632
  *Africa-Israel Investments, Ltd......................           150        86,730
  Agis Industries (1983), Ltd..........................        17,600       122,328
  American Israeli Paper Mills, Ltd....................         3,000       120,018
  Bank Hapoalim B.M....................................     1,029,800     3,164,550
  *Bank Leumi Le-Israel................................       947,250     1,912,935
  Bezek, Ltd...........................................       601,800     1,930,007
  *Blue Square Chain Stores Properties Investment......        24,000       294,218
  CLAL Electronics Industries, Ltd.....................         3,460       530,204
  CLAL Industries, Ltd.................................       122,600       687,739
  CLAL Insurance, Ltd..................................        35,800       427,119
  CLAL Israel, Ltd.....................................     2,515,000       743,260
  Delek Israel.........................................         7,000       340,955
  *Elbit Medical Imaging...............................        16,533       132,103
  Elbit Systems, Ltd...................................        16,533       222,133
  Elbit, Ltd...........................................        16,533        47,459
  *Elite Industries, Ltd...............................        10,080       325,478
  Elron Electronic Industries, Ltd.....................        20,066       345,386
  First International Bank of Israel...................           780       602,111
  IDB Bankholding Corp., Ltd...........................        33,600       839,439
  IDB Development Corp., Ltd. Series A.................        36,450       949,541
  Israel Chemicals, Ltd................................       917,000     1,161,795
  *Israel Corp. Series B...............................           800       260,505
  Koor Industries, Ltd.................................        12,205     1,526,276
  *Leumi Holdings Insurance............................       286,100       192,589
  *Makhteshim Chemical Works, Ltd......................        78,319       649,370
  Matav Cable Israel...................................        16,000       162,433
  Osem Investment, Ltd.................................        61,856       307,381
  Property and Building Corp., Ltd.....................         3,461       310,638
  Super-Sol, Ltd. Series B.............................       139,600       490,871
  Tadiran, Ltd.........................................        15,653       627,503
  Tambour..............................................        40,000        73,336
  Teva Pharmaceutical Industries, Ltd..................        46,050     1,886,386
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $16,239,179)...................................                  21,662,428
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Israel Shekel
    (Cost $1)..........................................                           1
                                                                       ------------
TOTAL -- ISRAEL
  (Cost $16,239,180)...................................                  21,662,429
                                                                       ------------
TURKEY -- (11.3%)
COMMON STOCKS -- (11.3%)
  Akbank...............................................    52,491,374     1,544,342
  *Akbank Issue 98.....................................    29,526,398       731,530
  Aksa.................................................    11,030,729       409,937
  Arcelik A.S..........................................    25,036,590     1,041,899
  Aygaz................................................     3,104,640       492,762
  Bekoteknik Sanayi A.S................................     6,222,051       163,789
  Brisa Bridgestone Sanbanci Lastik San & Tic A.S......     9,261,000       483,987
                                                               SHARES        VALUE+
                                                         ------------  ------------

  CIMSA A.S. (Cimento Sanayi ve Ticaret)...............     4,680,000  $    271,756
  *Cimentas A.S........................................     1,685,180        97,854
  Dogan Sirketler Grubu Holdings A.S...................    12,458,250       735,476
  Doktas...............................................     2,400,000        95,231
  *Eczacibasi Ilac.....................................     3,781,620       182,991
  *Eregli Demir ve Celik Fabrikalari Turk A.S..........     7,837,500     1,092,250
  Good Year Lastikleri A.S.............................     5,622,750       364,590
  Guney Biracilik......................................     1,088,587       100,085
  Hurriyet Gazette.....................................    14,261,000       518,943
  *Izmir Demir Celik...................................     9,222,807        74,084
  *Netas Northern Electric Telekomunikasyon A.S........     1,292,000       380,118
  Tat Konserve.........................................     2,749,996        93,682
  *Tofas Turk Otomobil Fabrikasi A.S...................    13,999,125       582,574
  Trakya Cam Sanayii A.S...............................    13,208,854       480,656
  Turcas Petrolculuk A.S...............................     5,500,078       221,434
  Turk Demir Dokum.....................................     9,299,942       156,607
  Turk Siemens Kablo ve Elektrik Sanayi A.S............     1,260,000        73,165
  Turk Sise Cam........................................    28,699,346       933,240
  *Turkiye Garanti Bankasi A.S.........................    48,444,998     2,062,925
  Turkiye Is Bankasi A.S. Series C.....................    83,300,000     3,385,916
  *Turkiye Is Bankasi A.S. Series C Issue 98...........    14,700,000       574,724
  Yapi ve Kredi Bankasi A.S............................   206,435,241     3,995,726
                                                                       ------------
TOTAL -- TURKEY
  (Cost $10,195,094)...................................                  21,342,273
                                                                       ------------
MEXICO -- (11.0%)
COMMON STOCKS -- (11.0%)
  Apasco S.A. de C.V...................................        48,000       292,376
  Carso Global Telecom S.A. de C.V. Telecom Series
    A1.................................................       271,000       879,149
  *Cementos de Mexico S.A. de C.V. Series B............       358,000     1,758,320
  *Cementos de Mexico S.A. de C.V. Series A............        13,500        55,893
  Cifra S.A. de C.V. Series C..........................     1,083,000     1,520,814
  Cifra S.A. de C.V. Series V..........................       273,998       396,575
  Controladora Comercial Mexicana S.A. de C.V. Series
    B..................................................       279,000       272,163
  El Puerto de Liverpool S.A. Series 1.................        20,000        29,492
  El Puerto de Liverpool S.A. Series C1................       328,600       447,276
  Empresas ICA Sociedad Controladora S.A. de C.V.......       336,000       583,120
  *Empresas la Moderna S.A. de C.V. Series A...........       184,885       880,801
  Fomento Economico Mexicano S.A. de C.V. Series B.....       244,000     1,693,824
  Grupo Carso S.A. de C.V. Series A-1..................       271,000     1,380,202
  *Grupo Financiero Banamex Accival S.A. de C.V. Series
    B..................................................       456,000     1,127,582
  *Grupo Financiero Banamex Accival S.A. de C.V. Series
    L..................................................        42,607        91,825

DIMENSIONAL EMERGING MARKETS FUND INC.

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  Grupo Financiero Bancomer S.A. de C.V. Series B......       790,000  $    394,282
  Grupo Financiero Bancomer S.A. de C.V. Series L......        29,259        10,006
  *Grupo Financiero GBM Atlantico S.A. de C.V. Series
    B..................................................       149,000       101,406
  *Grupo Financiero GBM Atlantico S.A. de C.V. Series
    L..................................................           980           611
  Grupo Financiero Inbursa-C...........................         9,455        24,989
  *Grupo Financiero Santander Mexicano S.A. de C.V.
    Sanmex Series B....................................        33,466        28,660
  *Grupo Financiero Serfin S.A. de C.V. Series B.......       290,383        44,466
  *Grupo Gigante S.A. Series B.........................       423,360       177,680
  Grupo Industrial Alfa S.A. Series A..................       221,264     1,036,544
  Grupo Industrial Bimbo S.A. de C.V. Series A.........       529,348     1,212,885
  *Grupo Televisa S.A. (Certificate Representing Series
    A, Series D & Series L)............................        62,000     1,218,054
  Kimberly Clark de Mexico S.A. de C.V. Series A.......       360,000     1,480,258
  Telefonos de Mexico S.A. Series L....................     1,280,000     3,048,991
  *Tolmex S.A. de C.V. Series B-2......................        40,000       195,099
  Vitro S.A............................................       176,400       496,223
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $18,367,775)...................................                  20,879,566
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
  *Cementos de Mexico S.A. de C.V. Series B Rights
    06/18/98
    (Cost $0)..........................................        10,740             0
                                                                       ------------
TOTAL -- MEXICO
  (Cost $18,367,775)...................................                  20,879,566
                                                                       ------------
PORTUGAL -- (10.0%)
COMMON STOCKS -- (10.0%)
  *BCP (Banco Comercial Portugues SA) Em 98............        54,464     1,777,057
  Banco Pinto & Sotto Mayor SA.........................        16,000       389,718
  Banco Totta & Acores SA..............................        59,070     2,188,617
  Cel-Cat Fabrica Nacional de Condutores Electricos
    SA.................................................         4,950        41,130
  *Companhia de Seguros Mundial Confianca SA...........        12,000       369,964
  Companhia de Seguros Tranquilidade SA................         3,000       100,302
  Corticeira Amorim Sociedad Gestora Participacoes
    Sociais SA.........................................        37,100       805,240
  EFACEC (Empresa Fabril de Maquinas Electricas).......        18,133       198,772
  Engil Sociedade Gestora de Participacoes Sociais
    SA.................................................         6,000        69,356
  *Filmes Lusomundo SA.................................         7,612       114,733
  *Inparsa Industrias e Participacoes S.G.P.S. SA......        51,125     2,334,460
  *Lusotur Sociedad Financeira de Turismo SA...........        13,266       210,787
  Mague-Gestao e Participacoes SA......................        11,800       449,331
  Portugal Telecom SA..................................        65,232     3,432,321
                                                               SHARES        VALUE+
                                                         ------------  ------------

  Salvador Caetano Industrias Metalurgicas e Veiculos
    de Transporte SA...................................        15,868  $    408,767
  *Sociedad Construcoes Soares da Costa SA.............        23,710       220,271
  Sonae Investimentos Sociedade Gestora de
    Participacoes Sociais SA...........................        81,800     4,707,591
  Uniceruniao Cervejeira SA............................        50,600     1,158,988
                                                                       ------------
TOTAL -- PORTUGAL
  (Cost $7,552,459)....................................                  18,977,405
                                                                       ------------
BRAZIL -- (10.0%)
PREFERRED STOCKS -- (6.8%)
  Aracruz Celulose SA Series B.........................     1,265,999     1,706,079
  Banco Bradesco SA....................................   133,883,959     1,094,185
  Banco do Brasil SA...................................    56,145,862       707,327
  Banco do Estado de Sao Paulo SA......................    14,980,000       768,549
  Brasmotor SA.........................................     2,015,570       205,030
  *COFAP (Cia Fabricadora De Pecas)....................        14,250       124,265
  Cervejaria Brahma....................................     1,874,480     1,091,917
  Cia Siderurgica Belgo-Mineira........................     2,181,754       135,722
  Duratex SA...........................................     4,510,000       176,412
  IKPC Industrias Klabin de Papel e Celulose SA........       418,531       218,330
  Investimentos Itau SA................................     1,088,000       804,048
  *Lojas Americanas SA.................................     4,324,460        28,199
  Multibras Eletrodomesticos SA........................       427,145       181,973
  *Paranapanema SA.....................................     9,588,000        65,105
  Sadia Concordia SA...................................       308,282       195,661
  Telecomunicacoes Brasileiras SA......................     1,389,166       147,349
  USIMINAS (Usinas Siderurgicas de Minas Gerais SA)....        41,925       230,005
  Vale do Rio Doce.....................................       239,144     4,969,258
  *Vale do Rio Doce Series B...........................       239,144             0
                                                                       ------------
TOTAL PREFERRED STOCKS
  (Cost $6,994,378)....................................                  12,849,414
                                                                       ------------
COMMON STOCKS -- (3.2%)
  Banco do Estado de Sao Paulo SA......................     6,300,000       256,890
  Embraco SA...........................................       342,000       118,938
  *Lojas Americanas SA.................................     6,762,000        39,978
  *Mannesmann SA.......................................       378,000        39,437
  Souza Cruz Industria e Comercio......................       150,016     1,030,383
  Telecomunicacoes Brasileiras SA......................    50,000,000     4,216,731
  VSMA (Cia Vidraria Santa Marina).....................       121,000       202,512
  White Martins SA.....................................       200,000       198,230
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $2,838,142)....................................                   6,103,099
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
  *Cia Siderurgica Belgo-Mineira Rights 06/08/98
    (Cost $0)..........................................        45,872             0
                                                                       ------------
TOTAL -- BRAZIL
  (Cost $9,832,520)....................................                  18,952,513
                                                                       ------------
ARGENTINA -- (9.8%)
COMMON STOCKS -- (9.8%)
  *Acindar Industria Argentina de Aceros SA Series B...       161,067       334,378
  *Alpargatas SA Industrial y Comercial................       275,000        61,080

DIMENSIONAL EMERGING MARKETS FUND INC.

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  Astra Cia Argentina de Petroleos SA..................       481,800  $    761,617
  Bagley y Cia, Ltd. SA Series B.......................       121,090       242,299
  Banco de Galicia y Buenos Aires SA Series A..........       265,686     1,364,966
  Banco Frances del Rio de la Plata SA.................       136,130     1,043,267
  *Buenos Aires Embotelladora SA Series B..............           250        19,009
  CIADEA SA............................................       134,917       276,717
  *Celulosa Argentina SA Series B......................        43,375         9,330
  Corcemar SA Series B.................................        34,805       205,450
  Garovaglio y Zorraquin SA............................        25,800        52,142
  *Indupa SA Industrial y Comercial....................       204,322       175,803
  Irsa Inversiones y Representaciones SA...............        88,477       313,362
  Juan Minetti SA......................................        41,179       152,437
  Ledesma SA...........................................       192,459       167,521
  Molinos Rio de la Plata SA Series B..................       178,214       458,235
  Naviera Perez Companc SA Series B....................       474,264     2,614,476
  Nobleza-Piccardo Sdad Industrial Comercial y
    Financiera Pica....................................        44,200       179,098
  *Sevel Argentina SA Series C.........................        92,475        85,119
  Siderar SAIC Series A................................        31,416       127,517
  Siderca SA Series A..................................       842,532     1,702,749
  Sociedad Comercial del Plata.........................       193,410       208,985
  Telecom Argentina Stet-France SA Series B............       648,800     4,024,532
  Telefonica de Argentina SA Series B..................     1,183,000     3,870,306
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $12,713,068)...................................                  18,450,395
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
  *Acindar Industria Argentina de Aceros SA Series B
    Rights 06/09/98
    (Cost $0)..........................................       161,067             0
                                                                       ------------
TOTAL -- ARGENTINA
  (Cost $12,713,068)...................................                  18,450,395
                                                                       ------------
CHILE -- (9.3%)
COMMON STOCKS -- (8.3%)
  Banco de Credito e Inversiones SA Series A...........        53,304       324,546
  Banmedica SA.........................................       347,000        95,340
  CAP SA (Compania de Aceros del Pacifico).............       100,000       197,824
  COPEC (Cia de Petroleos de Chile)....................       757,488     2,106,214
  CTI Cia Tecno Industrial SA..........................     4,900,000        90,471
  Cervecerias Unidas SA................................       143,000       669,502
  Chilectra Generacion SA..............................     3,119,986       905,238
  Chilectra SA.........................................       225,611     1,363,733
  Cia de Consumidores de Gas de Santiago SA............       103,000       280,734
  Compania de Sud Americana de Vapores SA..............       410,000       180,240
  Compania de Telecomunicaciones de Chile SA Series
    A..................................................       200,000     1,090,229
  Compania de Telecomunicaciones de Chile SA Series
    B..................................................       352,166     1,315,929
  Compania Manufacturera de Papeles y Cartones SA......       117,150       901,253
  Empresa Nacional de Electricidad SA..................     4,536,900     2,333,519
                                                               SHARES        VALUE+
                                                         ------------  ------------

  Empresa Nacional de Telecomunicaciones SA............        49,000  $    137,861
  Enersis SA...........................................     3,895,960     1,943,912
  Forestal Terranova SA................................       147,795       100,707
  *Industrias Forestales Inforsa SA....................     1,057,365        85,993
  Invercap SA..........................................       100,000        76,932
  Laboratorio Chile SA.................................       271,069       232,370
  Madeco Manufacturera de Cobre SA.....................       231,227       304,948
  Maderas y Sinteticos SA..............................       420,205       114,539
  Minera Mantos Blancos SA.............................       102,255       123,618
  Sociedad Industrial Pizarreno SA.....................        63,000        73,947
  Sociedad Quimica y Minera de Chile SA Series A.......        36,000       102,868
  Sociedad Quimica y Minera de Chile SA Series B.......        77,090       269,421
  Vina de Concha y Toro SA.............................       350,000       194,637
  *Vina Sta Carolina SA Series A.......................       163,489        48,513
  *Vina Sta Carolina SA Series B.......................        41,411        14,109
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $14,022,729)...................................                  15,679,147
                                                                       ------------
INVESTMENT IN CURRENCY -- (1.0%)
  *Chilean Pesos
    (Cost $1,948,648)..................................                   1,818,409
                                                                       ------------
TOTAL -- CHILE
  (Cost $15,971,377)...................................                  17,497,556
                                                                       ------------
SOUTH KOREA -- (6.3%)
COMMON STOCKS -- (6.3%)
  *Asia Banking Corp. Seoul, Korea.....................        10,980        39,005
  *Asia Cement Manufacturing Co., Ltd..................         5,730        28,090
  *Asia Motors Co., Inc................................        10,428         6,964
  BYC Co., Ltd.........................................           810        28,199
  *Bank of Che Ju......................................         4,500         2,909
  *Bank of Pusan.......................................        38,410        55,807
  *Boo Kook Securities Co., Ltd........................        18,295        33,795
  *Boram Bank Co., Ltd.................................        52,408        86,385
  *Boram Securities Co., Ltd...........................        21,640        19,142
  *Byuck San Engineering and Construction Co., Ltd.....         3,360         2,160
  *Cheil Industrial, Inc...............................        32,821        69,956
  Cheil Jedang Corp....................................        15,759       200,416
  Chon Bang Co., Ltd...................................         3,760        51,959
  *Choongnam Spinning Co., Ltd.........................        11,910         7,954
  Chosun Brewery Co., Ltd..............................         9,050        51,439
  *Chung Chong Bank Co., Ltd...........................        35,060        20,052
  *Commercial Bank of Korea Co., Ltd...................       307,999       239,616
  *Coryo Securities Co., Ltd...........................        17,660         7,026
  *Daegu Bank Co., Ltd.................................        97,480       143,363
  *Daehan Synthetic Fiber Co., Ltd.....................         1,020        28,951
  *Daelim Industrial Co., Ltd..........................        41,360        60,534
  Daewoo Corp..........................................       167,630       435,897
  *Daewoo Electronic Components Co., Ltd...............        11,310        25,232
  *Daewoo Precision Industries, Ltd....................        14,010        35,834
  *Daewoo Securities Co., Ltd..........................        65,210       278,445
  *Daewoo Telecom Co., Ltd.............................         8,070        25,973
  *Daeyu Securities Co., Ltd...........................        11,540        28,450
  *Daishin Securities Co., Ltd.........................        44,980        66,791
  *Dong Sung Co., Ltd..................................        12,880         1,510

DIMENSIONAL EMERGING MARKETS FUND INC.

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Dong-Ah Construction Industrial Co., Ltd............        58,790  $     83,956
  *Dong-Ah Securities Co., Ltd.........................         6,720         4,536
  Dong-Il Corp.........................................         4,205        23,901
  Dongbu Steel Co., Ltd................................        17,310        43,044
  *Dongkuk Steel Mill Co., Ltd.........................        36,030       145,912
  *Dongsuh Securities Co., Ltd.........................        24,780        17,870
  *Dongwon Industries Co., Ltd.........................         9,740        48,164
  *Dongwon Securities Co., Ltd.........................        41,660       148,289
  *Doosan Construction & Engineering Co., Ltd..........         9,402        10,220
  Doosan Glass Co., Ltd................................         2,910         6,409
  Haitai Confectionery Co., Ltd........................        13,270        18,479
  *Han Il Cement Manufacturing Co., Ltd................         7,884        73,098
  *Han Kook Titanium Industry Co., Ltd.................        10,080        35,020
  *Han Yang Securities Co., Ltd........................         9,030         7,442
  *Han-Il Synthetic Fiber Industrial Co., Ltd..........        29,000        11,332
  *Hana Bank...........................................        62,560       257,796
  *Hanil Bank..........................................       255,640       188,892
  *Hanil Securities Co., Ltd...........................        22,230        26,771
  *Hanjin Engineering and Construction Co., Ltd........        24,760        20,846
  *Hanjin Shipping Co., Ltd............................        15,910        47,589
  Hankook Cosmetics Co., Ltd...........................         3,000        21,528
  *Hanshin Construction................................         7,540         1,125
  *Hansol Chemical Co., Ltd............................         7,540        22,499
  Hansol Paper Co., Ltd................................        26,735       160,505
  *Hanwha Chemical Corp................................        88,740       163,294
  *Hanwha Machinery Co., Ltd...........................         8,530        11,394
  *Hanwha Securities Co., Ltd..........................         8,490         7,691
  *Hyosung T & C Co., Ltd..............................        12,410        77,590
  *Hyundai Cement Co., Ltd.............................         2,770        11,119
  *Hyundai Corp........................................        19,190        45,061
  *Hyundai Engineering & Construction Co., Ltd.........       102,823       375,496
  *Hyundai International Merchant Bank.................        25,281        54,784
  *Hyundai Motor Co., Ltd..............................        53,770       569,217
  *Hyundai Motor Service Co., Ltd......................        22,580        59,679
  *Hyundai Pipe Co., Ltd...............................        19,650        25,130
  *Hyundai Precision Industry Co., Ltd.................        41,310        86,582
  *Hyundai Securities Co., Ltd.........................        39,980        93,168
  *Inchon Iron & Steel Co., Ltd........................        36,960       115,541
  *Jinro, Ltd..........................................         9,213        11,586
  *KLB Securities Co...................................         9,460         7,595
  *Kangwon Bank Co., Ltd...............................        31,350        30,960
  *Keang Nam Enterprises Co., Ltd......................        10,987        10,733
  *Keum Kang Development Industry Co., Ltd.............        18,010        44,145
  *Keumkang Co., Ltd...................................         7,740        82,487
  *Kia Precision Works Co., Ltd........................         2,550         9,602
  *Kohap Co., Ltd......................................        35,550        35,361
  *Kohap, Inc..........................................         4,240         1,973
  *Kolon Industries, Inc...............................        13,320        65,109
  Kolon International Corp.............................        14,798        13,773
  *Kookmin Bank........................................        78,850       389,348
  *Koram Bank, Ltd.....................................        19,370        70,874
  *Korea Chemical Co., Ltd.............................         5,360        70,451
  *Korea Electronics Co., Ltd..........................         5,170        38,573
  *Korea Exchange Bank.................................       351,250       723,712
  Korea Express Co., Ltd...............................        22,170        42,922
                                                               SHARES        VALUE+
                                                         ------------  ------------

  *Korea First Bank Inc., Ltd..........................        14,200  $     34,756
  *Korea First Bank Securities.........................         9,850        19,980
  *Korea Industrial Leasing Co., Ltd...................         6,810         4,355
  *Korea International Merchant Bank...................        17,394        64,880
  *Korea Iron & Steel Co., Ltd.........................        10,440        12,980
  Korea Komho Petrochemical............................        47,300        68,219
  *Korea Long Term Credit Bank.........................        83,690       233,083
  *Korea Merchant Banking Co...........................         6,310        23,312
  *Korea Tungsten Mining Co............................        21,910        17,201
  *Korean Air..........................................        83,930       256,411
  *Korean French Banking Corp..........................        13,000        41,471
  *Kuk Dong Engineering & Construction Co., Ltd........         7,305         2,024
  *Kumho Construction & Engineering Co., Ltd...........        65,630        54,789
  *Kumho Tire Co., Ltd.................................        21,810        31,766
  *Kwangju Bank, Ltd...................................        53,508        60,446
  *Kyong Nam Bank......................................        45,270        70,759
  *Kyungki Bank, Ltd...................................        59,240        34,513
  *Kyungnam Wool Textile Co., Ltd......................         4,172         1,927
  *Kyungwon-Century Co., Ltd...........................         5,740        18,352
  *LG Cable & Machinery, Ltd...........................         7,020        21,696
  *LG Construction, Ltd................................        24,330        44,252
  *LG Industrial Systems, Ltd..........................        26,250        79,543
  *LG International Corp...............................        34,920        43,914
  *LG Merchant Banking Corp............................        80,940       213,635
  *LG Metals Corp......................................        16,630        38,222
  *LG Securities Co., Ltd..............................        61,860       157,781
  *Mando Machinery Corp................................         3,767        21,147
  *Namkwang Engineering & Construction Co., Ltd........         2,370         1,078
  *Orient Co., Ltd.....................................           560         4,536
  *Oriental Brewery Co., Ltd...........................         4,490        65,715
  Oriental Chemical Industries Co., Ltd................        16,390       116,098
  *Orion Electric Co., Ltd.............................        23,658        79,000
  *Pang Rim Spinning...................................         2,330        17,796
  *Peeres Cosmetics....................................         1,060         2,410
  *Poong San Corp......................................        25,130        50,528
  *SK Corp., Ltd.......................................       120,400       709,141
  *STC Corp............................................         4,950         9,460
  *Saehan Industries, Inc..............................        15,090        45,994
  *Saehan Media Corp...................................         9,020        34,606
  Sam Yang Corp........................................        14,580        57,180
  *Sambu Construction Co., Ltd.........................         8,670        24,609
  *Samsung Aerospace Industrial Co., Ltd...............        49,910       138,294
  *Samsung Corp........................................       101,620       331,393
  *Samsung Fine Chemicals..............................         2,290        19,199
  *Samwhan Corp. Co., Ltd..............................         9,100        18,814
  *Se Poong Corp.......................................         6,810        11,128
  *Seah Steel Corp.....................................         8,500        43,481
  *Seoul Bank..........................................        14,200        27,643
  *Seoul Securities Co., Ltd...........................        13,500        12,421
  *Shin Han Securities Co., Ltd........................        10,420        13,252
  *Shin Poong Paper Manufacturing Co., Ltd.............         2,600        17,549
  *Shin Sung Corp......................................         6,290         2,949
  *Shin Wha Engineering & Construction Co., Ltd........         5,970         6,065
  *Shin Young Securities Co., Ltd......................        13,880        71,989
  Shin Young Wacoal, Inc...............................           210         7,311

DIMENSIONAL EMERGING MARKETS FUND INC.

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  Shin-Ho Paper Manufacturing Co., Ltd.................         6,840  $      3,888
  *Shindongbang Corp...................................         4,202        11,912
  *Shinhan Bank Co., Ltd...............................       173,340       677,350
  *Shinho Paper Co., Ltd...............................        14,430         6,869
  Shinil Engineering Co., Ltd..........................         4,260         8,323
  *Shinsegae Department Store..........................        14,440       138,501
  *Shinsung Tongsang Co., Ltd..........................         9,984        10,002
  *Shinwon Corp........................................         2,830         4,504
  *Ssang Bang Wool Co., Ltd............................         1,950         3,048
  *Ssangyong Cement Industry Co., Ltd..................        51,805        78,766
  *Ssangyong Corp......................................         9,023         5,193
  *Ssangyong Heavy Industy Co., Ltd....................         5,700         3,037
  *Ssangyong Investment Securities Co., Ltd............        40,420        60,020
  Sunkyong Industries, Ltd.............................        13,761        35,686
  *Sunkyong, Ltd.......................................        57,070       124,479
  *Tai Han Electric Wire Co............................        24,890        72,150
  Taihan Sugar Industrial Co., Ltd.....................         3,150        31,332
  Tong Yang Cement Corp................................        19,250        42,671
  *Tong Yang Merchant Bank.............................         4,462        14,456
  *Tong Yang Securities Co., Ltd.......................        22,280        32,609
  *Tongkook Corp.......................................         7,400         7,045
  *Tongyang Confectionery Co...........................         3,300        14,536
  *Trigem Computer, Inc................................        11,780        31,051
  Union Steel Manufacturing Co., Ltd...................         3,000       102,309
  *Youngchang Akki Co., Ltd............................         3,200        17,506
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $26,595,479)...................................                  12,000,323
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Korean Won
    (Cost $6)..........................................                           4
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
  *Asia Banking Corp. Seoul, Korea Rights 06/23/98.....        10,980             0
  *Korea Merchant Banking Co. Rights 06/20/98..........         5,048             0
  *Kwangju Bank, Ltd. Rights 06/11/98..................        23,781             0
  *Tong Yang Merchant Bank Rights 06/24/98.............         3,120             0
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                           0
                                                                       ------------
TOTAL -- SOUTH KOREA
  (Cost $26,595,485)...................................                  12,000,327
                                                                       ------------
MALAYSIA -- (6.2%)
COMMON STOCKS -- (6.1%)
  *AMMB Holdings Berhad................................       187,200       166,703
  AMMB Holdings Berhad 7.5% Unsecured Loan Stock
    1999...............................................        31,000         3,229
  Advance Synergy Berhad...............................        81,000        11,811
  Affin Holdings Berhad................................       431,000       150,381
  *Amsteel Corp. Berhad................................       198,000        22,427
  Antah Holding Berhad.................................        74,000        11,946
  *Aokam Perdana Berhad................................        32,000         5,124
  Arab Malaysia Corp. Berhad...........................       149,000        46,168
  Arab Malaysian Development Berhad....................       309,000        40,229
  Asia Pacific Land Berhad.............................       368,000        40,724
  Asiatic Development Berhad...........................       117,000        36,253
                                                               SHARES        VALUE+
                                                         ------------  ------------

  Austral Enterprises Berhad...........................        83,000  $     86,447
  Bandar Raya Developments Berhad......................       257,000        50,189
  Batu Kawan Berhad....................................       154,000       193,277
  Berjaya Leisure Berhad...............................        74,000        47,785
  Berjaya Singer Berhad................................        32,400         8,521
  Boustead Holdings Berhad.............................       181,000       131,962
  Cahya Mata Sarawak Berhad............................       150,000        78,896
  Chin Teck Plantations Berhad.........................        29,000        36,396
  Commerce Asset Holding Berhad........................       420,200       222,108
  *Cycle & Carriage Bintang Berhad.....................        47,000        53,602
  DCB Sakura Merchant New Shares.......................         6,150         2,082
  DNP Holdings Berhad..................................       166,000        25,286
  *Damansara Realty Berhad.............................       391,000        37,670
  Datuk Keramik Holdings Berhad........................       127,000        33,399
  Diversified Resources Berhad.........................       139,000        42,708
  Edaran Otomobil Nasional Berhad......................       100,000       135,399
  *Ekran Berhad........................................        42,000         6,070
  *Faber Group Berhad..................................       171,000        24,934
  Gadek (Malaysia) Berhad..............................        25,000        15,558
  *General Corp. Berhad................................       178,000        21,320
  Genting Berhad.......................................       112,500       292,931
  Golden Hope Plantations Berhad.......................       159,000       173,884
  Golden Plus Holdings Berhad..........................        77,000        17,844
  Guiness Anchor Berhad................................        35,000        46,478
  *Gula Perak Berhad...................................       135,000        31,285
  *Guthrie Ropel Berhad................................        67,000        52,337
  HLG Capital Berhad...................................        30,000        13,280
  Hicom Holdings Berhad................................       363,000       117,204
  Highlands and Lowlands Berhad........................        99,000        96,925
  *Hock Hua Bank Berhad (Foreign)......................        44,000        45,140
  Hong Leong Credit Berhad.............................       209,447       159,246
  Hong Leong Industries Berhad.........................       129,800       106,125
  Hong Leong Properties Berhad.........................       371,000        83,078
  Hume Industries (Malaysia) Berhad....................       116,000        91,821
  IGB Corp. Berhad.....................................       275,000        85,210
  IJM Corp. Berhad.....................................       205,000        90,743
  *Idris Hydraulic (Malaysia) Berhad...................       296,000        43,932
  Innovest Berhad......................................       175,000        30,074
  *Insas Berhad........................................       300,000        44,135
  Intria Berhad........................................       451,000        63,414
  *Island & Peninsular Berhad..........................       124,000        83,947
  Johan Holdings Berhad................................        73,000        10,264
  Kamunting Corp. Berhad...............................       455,000        59,237
  Keck Seng (Malaysia) Berhad..........................        94,000        35,857
  Kedah Cement Holdings Berhad.........................        41,000         7,473
  Kelang Container Terminal Berhad.....................        30,000        20,700
  Kemayan Corp. Berhad.................................        84,000        11,702
  Kretam Holdings Berhad...............................        25,000        13,865
  Kuala Lumpur Kepong Berhad...........................       117,000       207,161
  Kuala Sidim Berhad...................................        72,000        89,613
  Kulim Malaysia Berhad................................        98,000        57,159
  Land - General Berhad................................       266,000        41,557
  *Landmarks Berhad....................................       244,000        36,849
  Larut Consolidated Berhad............................       110,000        24,059
  Leader Universal Holdings Berhad.....................       252,333        51,248
  *Lingui Development Berhad...........................        78,000        25,387
  Lion Land Berhad.....................................       142,375        16,497
  MBF Holdings Berhad..................................       837,000        89,356
  *MBF Land Berhad.....................................       455,000        43,243
  MUI Properties Berhad................................       404,000        52,071
  Magnum Corp. Berhad..................................       240,000       126,234

DIMENSIONAL EMERGING MARKETS FUND INC.

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  Malayan Banking Berhad...............................       374,000  $    525,869
  Malayan Cement Berhad................................        67,500        29,879
  Malayan United Industries Berhad.....................       291,200        37,912
  Malayawata Steel Berhad..............................        92,000        23,955
  Malaysia Building Society Berhad.....................       120,000        35,308
  Malaysia Industrial Development Finance Berhad.......       298,000        86,129
  Malaysia Mining Corp. Berhad.........................       483,000       212,543
  Malaysian Airlines System............................       446,000       267,101
  Malaysian Helicopter Services Berhad.................       400,000        56,243
  Malaysian Mosaics Berhad.............................       154,000        46,916
  Malaysian Oxygen Berhad..............................        23,000        61,086
  Malaysian Plantations Berhad.........................       170,000        39,175
  *Malaysian Resources Corp. Berhad....................       240,333        73,217
  Matsushita Electric Co. (Malaysia) Berhad............         6,000        20,154
  Metroplex Berhad.....................................       388,000        87,895
  Mulpha International Berhad..........................       554,000        66,356
  Nestle (Malaysia) Berhad.............................        38,000       169,197
  New Straits Times Press (Malaysia) Berhad............        73,000        51,321
  Nylex (Malaysia) Berhad..............................       120,500        52,712
  OSK Holdings.........................................       143,000        48,033
  Olympia Industries Berhad............................       122,000        14,613
  Oriental Holdings Berhad.............................        53,760        93,088
  PJ Development Holdings Berhad.......................       136,000        20,185
  Peladang Kimia Berhad................................        25,000         9,764
  Pernas International Holdings Berhad.................       375,000        87,391
  Perusahaan Otomobil Nasional Berhad..................       285,000       283,479
  Pilecon Engineering Berhad...........................       105,000        27,614
  *Promet Berhad.......................................       140,000        13,488
  RHB Capital Berhad...................................       123,000        67,257
  RJ Reynolds Berhad...................................        43,000        67,179
  Resorts World Berhad.................................       174,000       269,574
  Road Builders (Malaysia) Holdings Berhad.............        68,000        52,764
  Rothmans of Pall Mall Malaysia Berhad................        46,000       347,351
  SCB Developments Berhad..............................        58,000        23,106
  SP Settia Berhad.....................................        74,000        27,939
  Sarawak Enterprise Corp. Berhad......................       620,000       206,640
  Selangor Properties Berhad...........................       182,000        76,297
  Shangri-la Hotels (Malaysia) Berhad..................       233,000        64,309
  Shell Refining Co. Federation of Malaysia Berhad.....        48,000        81,239
  *Silverstone Berhad..................................         6,930             0
  Sime Darby Berhad (Malaysia).........................       355,980       283,635
  Sime UEP Properties Berhad...........................        66,000        52,243
  Southern Bank Berhad (Foreign).......................       125,000        59,888
  Southern Steel Berhad................................        67,000        26,168
  Sungei Way Holdings Berhad...........................       213,000        49,915
  Ta Enterprise Berhad.................................       387,000        70,538
  Tan & Tan Developments Berhad........................       142,000        48,067
  Tan Chong Motor Holdings Berhad......................       389,000       253,222
  Telekom Malaysia Berhad..............................       487,500     1,117,041
  Tenaga Nasional Berhad...............................       502,000       830,022
  Time Engineering Berhad..............................       350,000        92,045
  *Tongkah Holdings Berhad.............................        84,000        19,576
  Tractors Malaysia Holdings Berhad....................       140,000        47,390
  Tradewinds (Malaysia) Berhad.........................        90,000        43,588
                                                               SHARES        VALUE+
                                                         ------------  ------------

  UMW Holdings Berhad..................................       153,666  $     95,629
  United Engineering (Malaysia) Berhad.................        87,000        51,876
  United Malacca Rubber Estates Berhad.................        30,000        30,933
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $18,778,065)...................................                  11,573,223
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.1%)
  *Malaysian Ringetts
    (Cost $127,263)....................................                     126,714
                                                                       ------------
TOTAL -- MALAYSIA
  (Cost $18,905,328)...................................                  11,699,937
                                                                       ------------
PHILIPPINES -- (6.2%)
COMMON STOCKS -- (6.2%)
  *Aboitiz Equity Ventures, Inc........................     5,782,000       261,266
  *Alsons Consolidated Resources, Inc..................    16,694,000       480,032
  *Anglo Philippine Holdings Corp......................       890,000         8,683
  Bacnotan Cement Corp.................................       958,000       162,331
  Bacnotan Consolidated Industries, Inc................       237,085       362,170
  *Bankard, Inc........................................       446,000        18,206
  *Belle Corp..........................................    18,941,000       671,079
  *Cebu Holdings, Inc..................................     7,763,250       159,450
  *DMCI Holdings, Inc..................................     9,600,000       571,809
  *EEI Corporation.....................................     3,489,000       130,781
  *Fil-Estate Land, Inc................................    13,422,000       496,217
  *Filinvest Land, Inc.................................    15,691,000     1,168,262
  Guoco Holdings (Philippines), Inc....................    15,440,000       348,836
  *House of Investments, Inc...........................       792,000        17,284
  *Kepphil Shipyard, Inc...............................     3,921,400        78,528
  *Kuok Philippine Properties, Inc.....................    16,340,000       167,805
  *Megaworld Properties & Holdings, Inc................    17,570,000       338,318
  *Metro Pacific Corp..................................    21,430,000       891,310
  *Mondragon International Philippines, Inc............     2,464,000        55,669
  *Negros Navigation Co., Inc..........................       955,000        17,163
  *PDCP Development Bank...............................       409,000       162,760
  *Philippine National Bank............................       646,000     1,227,315
  *Philippine Realty & Holdings Corp...................    19,630,000       201,591
  *Philippine Savings Bank.............................       528,000       267,727
  *Pryce Properties Corp...............................     1,480,000        49,397
  RFM Corp.............................................     1,820,000       256,996
  *Republic Glass Holding Corp.........................       780,000        21,227
  *Robinson's Land Corp. Series B......................     8,224,000       443,398
  *SM Development Corp.................................    10,236,400       268,064
  *Southeast Asia Cement Holdings, Inc.................    35,908,000       497,825
  *Steniel Manufacturing Corp..........................       713,000        10,983
  *Trans-Asia Oil & Energy.............................     1,140,000        17,854
  *Universal Rightfield Property Holdings, Inc.........    13,760,000       211,964
  Universal Robina Corp................................     6,993,000     1,256,762
  Urban Bank, Inc......................................        14,950        34,544
  *Vitarich Corp.......................................       541,000         8,195
  *William, Gothong & Aboitiz, Inc.....................     6,085,000       293,704
                                                                       ------------
TOTAL -- PHILIPPINES
  (Cost $13,593,782)...................................                  11,635,505
                                                                       ------------

DIMENSIONAL EMERGING MARKETS FUND INC.

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
THAILAND -- (5.1%)
COMMON STOCKS -- (4.9%)
  Advanced Info Service Public Co., Ltd. (Foreign).....       124,500  $    690,468
  American Standard Sanitaryware (Thailand) Public Co.
    Ltd. (Foreign).....................................         4,150        19,522
  *Aromatics (Thailand) Public Co., Ltd. (Foreign).....     1,556,000       154,097
  Ayudhya Insurance Public Co., Ltd. (Foreign).........        13,000        43,451
  *Bangkok Land Public Co., Ltd. (Foreign).............       256,400        12,061
  *Bangkok Rubber Public Co., Ltd. (Foreign)...........       377,200        93,389
  *Bangkok Steel Industry Public Co., Ltd. (Foreign)...        84,000         3,951
  *Bank of Asia Public Co., Ltd. (Foreign).............       188,100        47,735
  Bank of Ayudhya Public Co., Ltd. (Foreign)...........     2,298,000       640,072
  Banpu Public Co., Ltd. (Foreign).....................        25,000        79,846
  *Big C Supercenter Public Co., Ltd. (Foreign)........     1,050,000       200,173
  *Capetronic International (Thailand) Public Co.,
    Ltd................................................     1,031,700       130,272
  *Capital Nomura Securities Public Co., Ltd.
    (Foreign)..........................................       732,000       312,627
  *Central Pattana Public Co., Ltd. (Foreign)..........       395,000       124,690
  *Ch Karnchang Public Co., Ltd. (Foreign).............       384,800       385,848
  *Charoen Pokphand Feedmill Public Co., Ltd.
    (Foreign)..........................................         8,100         8,222
  *Christiani and Nielson (Thai) Public Co., Ltd.
    (Foreign)..........................................        56,779         1,125
  *First Bangkok City Bank Public Co., Ltd.
    (Foreign)..........................................       460,200        33,042
  International Cosmetics Public Co., Ltd. (Foreign)...       113,000       148,279
  *Italian-Thai Development Public Co., Ltd............       118,100        82,603
  *Italian-Thai Development Public Co., Ltd.
    (Foreign)..........................................       438,300       306,560
  *Jasmine International Public Co., Ltd. (Foreign)....       470,400       116,464
  Kang Yong Electric Public Co., Ltd. (Foreign)........        91,500       151,783
  *Kiatnakin Finance and Securities Public Co., Ltd.
    (Foreign)..........................................        36,000         4,189
  Krung Thai Bank Public Co., Ltd......................     2,168,500       343,610
  Krung Thai Bank Public Co., Ltd. (Foreign)...........     2,605,300       419,273
  *Laguna Resorts & Hotels Public, Ltd. Foreign........       282,500       112,783
  *Land and House Public Co., Ltd. (Foreign)...........       146,877        51,820
  *MK Real Estate Development Public Co., Ltd.
    (Foreign)..........................................        23,625         1,228
  *Modernform Group Public Co., Ltd. (Foreign).........        46,000         5,638
  Nakornthon Bank Public Co., Ltd. (Foreign)...........       838,600        97,584
                                                               SHARES        VALUE+
                                                         ------------  ------------

  *Nawarat Patanakarn Public Co., Ltd. (Foreign).......         6,400  $        269
  *New Imperial Hotel Public Co., Ltd. (Foreign).......        32,000        17,925
  *Padaeng Industry Public Co., Ltd (Foreign)..........       561,500        84,802
  Phoenix Pulp and Paper Public Co., Ltd. (Foreign)....       171,400        98,664
  *Post Publishing Public Co., Ltd. (Foreign)..........        23,000        21,639
  *Premier Enterprises Public Co., Ltd. (Foreign)......        32,000           317
  *Quality Houses Public Co., Ltd. (Foreign)...........       847,000        56,620
  *Saha Pathana Inter-Holding Public Co., Ltd.
    (Foreign)..........................................       203,600       111,529
  Saha Pathanapibul Public Co., Ltd. (Foreign).........        24,200        17,001
  *Sahaviriya Steel Industries Public Co., Ltd.
    (Foreign)..........................................     3,075,300       175,122
  *Samart Corp. Public Co., Ltd. (Foreign).............       288,200        85,625
  *Securities One Public Co., Ltd. (Foreign)...........       624,000        64,887
  Shangri-la Hotel Public Co., Ltd. (Foreign)..........       257,900       108,549
  Shangri-la Hotel Public Co., Ltd. Bangkok............         2,600         1,094
  Shinawatra Computer and Communications Public Co.,
    Ltd. (Foreign).....................................       102,800       348,690
  *Shinawatra Satellite Public Co., Ltd................       478,600       145,156
  *Shinawatra Satellite Public Co., Ltd. (Foreign).....       865,400       262,470
  *Siam City Bank Public Co., Ltd. (Foreign)...........       319,100         1,580
  *Siam City Cement Public Co., Ltd. (Foreign).........       116,121       163,875
  Siam Commercial Bank Public Co., Ltd. (Foreign)......       338,333       192,663
  *Siam Pulp & Paper Co., Ltd. (Foreign)...............       461,100       376,734
  *Siam Pulp-Paper Co., Ltd............................       171,400       140,040
  *Sino-Thai Engineering and Construction Public Co.,
    Ltd. (Foreign).....................................        21,200         3,202
  *Srithai Superware Public Co., Ltd. (Foreign)........        21,000         4,003
  *TPI Polene Public Co., Ltd. (Foreign)...............       271,162        23,498
  *Tanayong Public Co., Ltd. (Foreign).................     1,521,800        71,588
  *Thai German Ceramic Industry Public Co., Ltd.
    (Foreign)..........................................        58,000        10,052
  Thai Glass Industries Public Co., Ltd. (Foreign).....        60,000       100,272
  Thai Military Bank Public Co., Ltd. (Foreign)........     4,857,000       901,894
  *Thai Packaging and Printing Public Co., Ltd.
    (Foreign)..........................................        29,500         1,096
  *Thai Petrochemical Industry Public Co., Ltd.
    (Foreign)..........................................     1,621,700       176,664
  Thai Rung Union Carbide Public Co., Ltd..............       103,700        64,829

DIMENSIONAL EMERGING MARKETS FUND INC.

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  Thai Rung Union Carbide Public Co., Ltd. (Foreign)...       217,000  $    135,659
  *Thai Telephone & Telecommunication Public Co., Ltd.
    (Foreign)..........................................       882,000       148,492
  *Thai Wah Public Co., Ltd. (Foreign).................        21,000         1,404
  *Vinythai Public Co., Ltd. (Foreign).................     2,492,900       271,571
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $21,687,320)...................................                   9,211,880
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.2%)
  *Thailand Baht
    (Cost $365,824)....................................                     360,266
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
  *Bank of Ayudhya Public Co., Ltd. (Foreign) Rights
    06/10/98...........................................     2,298,000        71,119
  *Securities One Public Co., Ltd. (Foreign) Warrants
    1998-2001..........................................       161,000             0
  *Siam Commercial Bank Public Co., Ltd. (Foreign)
    Warrants open expiration...........................           333             0
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                      71,119
                                                                       ------------
TOTAL -- THAILAND
  (Cost $22,053,144)...................................                   9,643,265
                                                                       ------------
INDONESIA -- (1.3%)
COMMON STOCKS -- (1.3%)
  PT Argo Pantes Tbk...................................       271,250        12,602
  PT Astra International Tbk...........................     2,188,800       203,383
  PT Berlian Laju Tanker Tbk...........................       431,600        63,976
  PT Branta Mulia Tbk..................................       126,000         3,903
  PT Charoen Pokphand Tbk..............................       210,000         5,111
  PT Dankos Laboratories...............................        94,500         3,972
  PT Gajah Tunggal Tbk.................................     1,488,000        19,752
  PT Gt Kabel Indonesia Tbk............................       360,000         3,982
  PT Hanjaya Mandala Sampoerna Tbk.....................       910,000       306,016
  PT Hero Supermarket Tbk..............................       220,000        19,469
  PT Indah Kiat Pulp & Paper Corp......................     4,815,196       788,324
                                                               SHARES        VALUE+
                                                         ------------  ------------

  PT Indocement Tunggal Prakarsa.......................       166,000  $     39,663
  *PT Indofood Sukses Makmur...........................        42,330         5,900
  PT Indorama Synthetics Tbk...........................       535,320        90,009
  *PT Inti Indorayo Utama..............................       411,500        27,312
  PT Jakarta International Hotel and Development Tbk...     1,590,000        87,942
  PT Japfa Comfeed Indonesia Tbk.......................       124,000         2,881
  PT Kalbe Farma Tbk...................................       409,600        19,936
  *PT Lippo Land Development Tbk.......................       386,400        11,113
  PT Mayorah Indah.....................................       577,572        26,834
  PT Modern Photo Tbk..................................       250,000        22,124
  PT Pakuwon Jati Tbk..................................       396,000         8,323
  PT Panasia Indosyntec Tbk............................       403,200         6,244
  *PT Polysindo Eka Perkasa Tbk........................     2,064,000       178,088
  PT Semen Cibinong Tbk................................       743,400        29,604
  PT Semen Gresik......................................       600,000       321,237
  PT Summarecon Agung..................................       258,587         5,149
  PT Surya Toto Indonesia..............................        46,400        10,060
  PT Tigaraksa Satria Tbk..............................        68,400        20,580
  PT Unggul Indah Corp. Tbk............................       292,596        38,840
                                                                       ------------
TOTAL -- INDONESIA
  (Cost $13,317,123)...................................                   2,382,329
                                                                       ------------

                                                             FACE
                                                            AMOUNT
                                                         ------------

                                                            (000)
TEMPORARY CASH
  INVESTMENTS -- (2.0%)
Repurchase Agreement, Chase Manhattan Bank N.A. 5.20%,
  06/01/98 (Collateralized by U.S. Treasury Notes
  5.50%, 01/31/03, valued at $3,857,319) to be
  repurchased at $3,778,731.
    (Cost $3,777,000)..................................        $3,777     3,777,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $189,113,335)..................................                $188,900,500
                                                                       ------------
                                                                       ------------
--------------------
+See Note B to Financial Statements.
*Non-Income Producing Securities
++Approximates cost for federal income purposes.

                See accompanying Notes to Financial Statements.

                     DIMENSIONAL EMERGING MARKETS FUND INC.

                      STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 1998
                                  (UNAUDITED)
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investments at Value (Cost of $189,113)....................................................  $ 188,900
Cash.......................................................................................        633
Receivable for Dividends and Interest......................................................        686
Receivable for Fund Share Sold.............................................................         35
Other Assets...............................................................................          2
                                                                                             ---------
    Total Assets...........................................................................    190,256
                                                                                             ---------

LIABILITIES:
Payable for Investment Securities Purchased................................................      1,370
Deferred Chilean Repatriation Tax..........................................................        660
Accrued Expenses...........................................................................        169
                                                                                             ---------
    Total Liabilities......................................................................      2,199
                                                                                             ---------

NET ASSETS applicable to 12,482,657 shares outstanding $.01 par value shares (authorized
  200,000,000 shares)......................................................................  $ 188,057
                                                                                             ---------
                                                                                             ---------

NET ASSET VALUE............................................................................  $   15.07
                                                                                             ---------
                                                                                             ---------

PUBLIC OFFERING PRICE PER SHARE............................................................  $   15.15
                                                                                             ---------
                                                                                             ---------

NET ASSETS CONSIST OF:
Paid-In Capital............................................................................  $ 163,351
Undistributed Net Investment Income........................................................        591
Undistributed Net Realized Gain............................................................     25,019
Accumulated Net Realized Foreign Exchange Loss.............................................       (744)
Unrealized Net Foreign Exchange Gain.......................................................         53
Unrealized Depreciation of Investment Securities and Foreign Currency......................       (213)
                                                                                             ---------
    Total Net Assets.......................................................................  $ 188,057
                                                                                             ---------
                                                                                             ---------

                See accompanying Notes to Financial Statements.

                     DIMENSIONAL EMERGING MARKETS FUND INC.

                            STATEMENT OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 1998

                                  (UNAUDITED)

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld and Repatriation of $189).......................  $   3,290
  Interest.................................................................................        221
                                                                                             ---------
        Total Investment Income............................................................      3,511
                                                                                             ---------

EXPENSES
  Investment Advisory Services.............................................................        100
  Accounting & Transfer Agent Fees.........................................................        123
  Custodian's Fee..........................................................................        357
  Legal Fees...............................................................................         21
  Audit Fees...............................................................................          8
  Directors' Fees and Expenses.............................................................         21
  Organization Costs.......................................................................          8
  Other....................................................................................         22
                                                                                             ---------
        Total Expenses.....................................................................        660
                                                                                             ---------
  NET INVESTMENT INCOME....................................................................      2,851
                                                                                             ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
  Net Realized Gain on Investment Securities...............................................     25,032
  Net Realized Loss on Foreign Currency Transactions.......................................       (744)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.............................................    (34,861)
    Deferred Chilean Repatriation Tax......................................................        205
    Translation of Foreign Currency Denominated Amounts....................................         30
                                                                                             ---------
  NET LOSS ON INVESTMENT SECURITIES AND FOREIGN CURRENCY...................................    (10,338)
                                                                                             ---------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS.......................................  $  (7,487)
                                                                                             ---------
                                                                                             ---------

                See accompanying Notes to Financial Statements.

                     DIMENSIONAL EMERGING MARKETS FUND INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                              SIX MONTHS      YEAR
                                                                                                ENDED         ENDED
                                                                                               MAY 31,      NOV. 30,
                                                                                                 1998         1997
                                                                                             ------------  -----------
                                                                                             (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income....................................................................   $    2,851   $     3,841
  Net Realized Gain on Investment Securities...............................................       25,032           197
  Net Realized Gain (Loss) on Foreign Currency Transactions................................         (744)            6
Change in Unrealized Appreciation (Depreciation) of:
  Investment Securities and Foreign Currency...............................................      (34,861)       (5,295)
  Deferred Chilean Repatriation Tax........................................................          205         1,568
  Translation of Foreign Currency Denominated Amounts......................................           30             9
                                                                                             ------------  -----------
      Net Increase (Decrease) in Net Assets Resulting from Operations......................       (7,487)          336
                                                                                             ------------  -----------

Distributions From:
  Net Investment Income....................................................................       (5,417)         (506)
  Net Realized Gain........................................................................         (204)         (209)
                                                                                             ------------  -----------
      Total Distributions..................................................................       (5,621)         (715)
                                                                                             ------------  -----------
Capital Share Transactions (1):
  Capital Shares Issued....................................................................        1,764        19,000
  Shares Issued in Lieu of Cash Distributions..............................................        5,621           715
  Capital Shares Redeemed..................................................................          (25)           --
                                                                                             ------------  -----------
      Net Increase from Capital Share Transactions.........................................        7,360        19,715
                                                                                             ------------  -----------
      Total Increase (Decrease)............................................................       (5,748)       19,336
                                                                                             ------------  -----------
NET ASSETS
  Beginning of Period......................................................................      193,805       174,469
                                                                                             ------------  -----------
  End of Period............................................................................   $  188,057   $   193,805
                                                                                             ------------  -----------
                                                                                             ------------  -----------

(1) SHARE AMOUNTS:
  Shares Issued............................................................................          107           964
  Shares Issued in Lieu of Cash Distributions..............................................          365            47
  Shares Redeemed..........................................................................           (1)           --
                                                                                             ------------  -----------
                                                                                                     471         1,011
                                                                                             ------------  -----------
                                                                                             ------------  -----------

                See accompanying Notes to Financial Statements.

                     DIMENSIONAL EMERGING MARKETS FUND INC.

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                          SIX MONTHS                                                                   FEB. 2
                                            ENDED        YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED         TO
                                           MAY 31,        NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                             1998           1997           1996           1995           1994           1993
                                          ----------     ----------     ----------     ----------     ----------     ----------
                                          (UNAUDITED)

Net Asset Value, Beginning of Period....  $ 16.13        $    15.86     $    14.77     $    17.10     $    15.18     $    10.00
                                          ----------     ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.................     0.24              0.33           0.26           0.28           0.19           0.16
  Net Gains on Securities (Realized and
    Unrealized).........................    (0.83)             0.01           1.36          (2.29)          1.94           5.53
                                          ----------     ----------     ----------     ----------     ----------     ----------
    Total from Investment Operations....    (0.59)             0.34           1.62          (2.01)          2.13           5.69
                                          ----------     ----------     ----------     ----------     ----------     ----------
Effect of Capital Changes...............       --                --             --             --             --          (0.46)
                                          ----------     ----------     ----------     ----------     ----------     ----------
LESS DISTRIBUTIONS
  Net Investment Income.................    (0.45)            (0.05)         (0.28)         (0.29)         (0.20)         (0.05)
  Net Realized Gain.....................    (0.02)            (0.02)         (0.25)         (0.03)         (0.01)            --
                                          ----------     ----------     ----------     ----------     ----------     ----------
Total Distributions.....................    (0.47)            (0.07)         (0.53)         (0.32)         (0.21)         (0.05)
                                          ----------     ----------     ----------     ----------     ----------     ----------
Net Asset Value, End of Period..........  $ 15.07        $    16.13     $    15.86     $    14.77     $    17.10     $    15.18
                                          ----------     ----------     ----------     ----------     ----------     ----------
                                          ----------     ----------     ----------     ----------     ----------     ----------
Total Investment Return (a).............    (3.73)%#           2.12%         12.41%        (11.73)%        14.02%         52.32%#

Net Assets, End of Period (thousands)...  $188,057       $  193,805     $  174,469     $  157,054     $  153,095     $  134,232
Ratio of Expenses to Average Net
  Assets................................     0.66%*            0.62%(b)       0.59%(b)       0.58%(b)       0.80%(b)       0.73%*
Ratio of Net Investment Income to
  Average Net Assets....................     2.86%*            1.87%(b)       1.64%(b)       2.10%(b)       1.18%(b)       1.59%*
Portfolio Turnover Rate.................    40.38%*            0.49%          0.29%          5.73%          0.26%          0.28%*
Average Commission Rate.................  $0.0013        $   0.0008     $   0.0016            N/A            N/A           N/A*

--------------

*   Annualized

#  Non-annualized

(a) Based on per share net asset value. Per share market price is not readily determinable since fund shares are currently only sold at a public offering price.

(b) Had certain waivers not been in effect, the ratios of expenses to average net assets for the periods ended November 30, 1997, 1996, 1995 and 1994 would have been 1.02%, 0.99%, 0.98%, and 0.88%, respectively, and the ratios of net investment income to average net assets for the periods ended November 30, 1997, 1996, 1995 and 1994 would have been 1.47%, 1.24%, 1.70%
    and 1.10%, respectively.

                See accompanying Notes to Financial Statements.

                     DIMENSIONAL EMERGING MARKETS FUND INC.
                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    Prior to November 21, 1997, Dimensional Emerging Markets Fund Inc. (the "Fund") was organized as a closed-end management investment company registered under the Investment Company Act of 1940, as amended. Effective November 21, 1997 the Fund was reorganized as an open-end management investment company.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: Securities held by the Fund which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day or, if there is no such reported sale, at the mean between the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are determined in good faith at fair value using methods determined by the Board of Directors.

    2. FOREIGN CURRENCY TRANSLATIONS: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars at the mean price of such currency against U.S. dollars last quoted by a major bank. Dividend and interest income and certain expenses are translated to U.S. dollars at the ratio of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

    The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

    Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

    3. FEDERAL INCOME TAXES: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal taxes is required in the financial statements.

    4. REPURCHASE AGREEMENTS: The Fund may purchase money market instruments from financial institutions, such as banks and non-bank dealers, subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be subject to legal proceedings. All open repurchase agreements were entered into on May 29, 1998.

    5. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

    6. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Costs incurred by the Fund in connection with its organization are being amortized on a straight-line basis over a five year period beginning at the commencement of operations of the Fund.

    Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales of foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. Amounts repatriated prior to the end of specified periods may be subject to taxes as specified in the Fund's prospectus. The fund has recorded deferred repatriation taxes relating to net unrealized appreciation on its investment in Chile.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. (the "Advisor") provides investment advisory services to the Fund. For the six months ended May 31, 1998, the fund paid the Advisor a fee based on an annual effective rate of 0.10% of average net assets.

    An investment committee of the Advisor approves all investment decisions made by the Fund.

    Certain officers of the Fund are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the six months ended May 31, 1998, the Fund made the following purchases and sales of investment securities other than U.S. Government securities and temporary cash investments (amounts in thousands):

Purchases...................................................  $  43,499
Sales.......................................................     39,142

E. INVESTMENT TRANSACTIONS:

    At May 31, 1998, gross unrealized appreciation and depreciation for financial reporting and Federal income tax purposes of investment securities and foreign currencies were as follows (amounts in thousands):

Gross Unrealized Appreciation...............................  $  56,237
Gross Unrealized Depreciation...............................    (56,450)
                                                              ---------
Net.........................................................  $    (213)
                                                              ---------
                                                              ---------

F. LINE OF CREDIT

    The Fund together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. The Fund is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit by the Fund during the six months ended May 31, 1998.

G. REIMBURSEMENT FEES:

    Shares of the Fund are sold at a public offering price which is equal to the current net asset value plus a reimbursement fee of 0.50% of such net asset value. Reimbursement fees are recorded as an addition to paid in capital.